Commitments and Contingencies - Other Commitments (Details) CAD in Millions	12 Months Ended			60 Months Ended
	Dec. 31, 2018 CAD	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2022 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2014 USD ($) project	Dec. 31, 2014 CAD project
Other Commitments [Line Items]
Capital expenditures		CAD 3,024	CAD 2,061
Regulatory liability			2,183			CAD 3,446
CH Energy Group
Other Commitments [Line Items]
Number of high-voltage transmission projects | project							5	5
Investment in electric transmission projects							$ 1,700,000,000	CAD 2,100
CH Energy Group | Payment guarantee
Other Commitments [Line Items]
Maximum commitment							$ 182,000,000	CAD 228
Obligation under guarantee | $					$ 0
Parental guarantee | FHI | Payment guarantee
Other Commitments [Line Items]
Maximum commitment			CAD 77			CAD 80
Forecast
Other Commitments [Line Items]
Capital expenditures	CAD 3,200			CAD 14,500